Consolidated Statements Of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Pension Liabilities [Member]	Unrealized Net (Losses) Gains On Cash Flow Hedges [Member]	Cumulative Translation Adjustments [Member]	Treasury Stock [Member]	Noncontrolling Interests [Member]	Total
Balance at Dec. 31, 2008	$ 0.5	$ 437.1	$ 1,133.5	$ (177.6)	$ 13.2	$ 125.2	$ (57.2)	$ 4.1	$ 1,478.8
Net earnings			(2.5)					1.6	(0.9)
Other comprehensive income:
Pension liability adjustment, net of taxes				14.4					14.4
Unrealized net gain (loss) on derivative instruments, net of taxes					(15.2)				(15.2)
Translation adjustments						56.0			56.0
Comprehensive income								1.6	54.3
Dividends - noncontrolling interests								(1.5)	(1.5)
Dividends:
Common stock outstanding			(7.7)						(7.7)
Deferred and unvested common stock		0.1	(0.1)
Share-based compensation		(1.0)					8.7		7.7
Shares contribution to pension plans		22.5							22.5
Exercise of stock options		(9.3)					16.7		7.4
Excess tax benefit on stock options		1.6							1.6
Balance at Dec. 31, 2009	0.5	451.0	1,123.2	(163.2)	(2.0)	181.2	(31.8)	4.2	1,563.1
Net earnings			172.3					2.8	175.1
Other comprehensive income:
Pension liability adjustment, net of taxes				(21.8)					(21.8)
Unrealized net gain (loss) on derivative instruments, net of taxes					1.6				1.6
Translation adjustments						(10.2)		0.6	(9.6)
Comprehensive income								3.4	145.3
Dividends - noncontrolling interests								(1.3)	(1.3)
Dividends:
Common stock outstanding			(2.5)						(2.5)
Deferred and unvested common stock
Share-based compensation		7.7					2.5		10.2
Exercise of stock options		(8.8)					29.3		20.5
Excess tax benefit on stock options		1.6							1.6
Balance at Dec. 31, 2010	0.5	451.5	1,293.0	(185.0)	(0.4)	171.0		6.3	1,736.9
Net earnings			207.8					3.1	210.9
Other comprehensive income:
Pension liability adjustment, net of taxes				(15.7)					(15.7)
Unrealized net gain (loss) on derivative instruments, net of taxes					0.4				0.4
Translation adjustments						(36.8)		0.1	(36.7)
Comprehensive income								3.2	158.9
Dividends - noncontrolling interests								(2.8)	(2.8)
Dividends:
Common stock outstanding			(24.3)						(24.3)
Deferred and unvested common stock		0.1	(0.1)
Purchase of treasury stock							(196.1)		(196.1)
Share-based compensation		10.1					1.0		11.1
Exercise of stock options		(2.0)					10.1		8.1
Excess tax benefit on stock options		1.5							1.5
Balance at Dec. 31, 2011	$ 0.5	$ 461.2	$ 1,476.4	$ (200.7)		$ 134.2	$ (185.0)	$ 6.7	$ 1,693.3